Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-28-2008	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		7/17/2008

2	Payment Date		7/21/2008

3	Collection Period	6/1/2008	6/28/2008	28

4	Monthly Interest Period - Actual/360	6/20/2008	7/20/2008	31

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	172,623,236.10	30,098,778.66	142,524,457.44	0.5817325
7	Class A-2-A Notes	305,000,000.00	305,000,000.00	—	305,000,000.00	1.0000000
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$947,073,236.10	$30,098,778.66	$916,974,457.44

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55
12	Adjusted Pool Balance	1,042,931,371.55	970,554,607.65	30,098,778.66	940,455,828.99
13	YSOC	$62,585,327.65	$58,073,832.88		$55,914,523.15

14	Net Pool Balance	$1,105,516,699.20	$1,028,628,440.53	$30,098,778.66	$996,370,352.14

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	2.8400%	422,164.17	2.4455814	30,520,942.83	176.8066891
16	Class A-2-A Notes	3.7100%	942,958.33	3.0916667	942,958.33	3.0916667
17	Class A-3-A Notes	4.5000%	956,250.00	3.7500000	956,250.00	3.7500000
18	Class A-4-B Notes	4.1819%	772,248.03	3.6010633	772,248.03	3.6010633

	Total Securities		3,093,620.54		33,192,399.20

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	21,846,913.11
20	Scheduled Interest Payments Received	4,457,670.77
21	Prepayments of Principal Received	389,480.44
22	Liquidation Proceeds	9,160,496.90
23	Recoveries Received	221,662.89
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	36,076,224.11

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	10,998.85

30	Total Available Funds, prior to Servicer Advances	36,087,222.96

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	36,087,222.96

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	36,087,222.96

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	857,190.37
37	Net Swap Payment Class A-4 Notes	154,175.97
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest Payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	3,093,620.54
40	Principal Distribution Amount (Item 80)	30,098,778.66
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,883,457.43

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-28-2008	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	857,190.37	—	857,190.37

	Pro rata:
47	Class A-1 Interest	422,164.17	—	422,164.17
48	Class A-2 Interest	942,958.33	—	942,958.33
49	Class A-3 Interest	956,250.00	—	956,250.00
50	Class A-4 Interest	772,248.03	—	772,248.03
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	3,093,620.54	—	3,093,620.54

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			970,554,607.65
57	Beginning Net Pool Balance		1,028,628,440.53
58	Receipts of Scheduled Principal		(21,846,913.11)
59	Receipts of Prepaid Principal		(389,480.44)
60	Liquidation Proceeds		(9,160,496.90)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(861,197.94)

64	Ending Net Pool Balance		996,370,352.14
65	Yield Supplement Overcollateralization Amount		55,914,523.15

66	Adjusted Pool Balance		940,455,828.99
67	Less: Adjusted Pool Balance - End of Collection Period			940,455,828.99

68	Calculated Principal Distribution Amount			30,098,778.66

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			36,087,222.96
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			857,190.37
72	Less: Interest Paid to Noteholders and Swap Counterparties (Item 37, 38 and 39)			3,247,796.51
73	Less: Calculated Principal Distribution (Item 68)			30,098,778.66

74	Equals: Remaining Available Funds before Servicer Advance			1,883,457.43
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,883,457.43
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			30,098,778.66

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-28-2008	PAGE 3

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $2,607,328.43, else $5,214,656.86		5,214,656.86
86	Initial Reserve Account Balance		1,042,931.37

87	Beginning Reserve Account Balance		5,214,656.86
88	Plus: Net Investment Income for the Collection Period		10,998.85

89	Subtotal: Reserve Fund Available for Distribution		5,225,655.71
90	Plus: Deposit of Excess Available Funds (Item 41)		—
91	Less: Reserve Account Draw Amount (Item 79)		—

92	Subtotal Reserve Account Balance		5,225,655.71
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		10,998.85

94	Equals: Ending Reserve Account Balance		5,214,656.86

95	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

96	Net Pool Balance	1,105,516,699	996,370,352
97	Number of Current Contracts	69,699	64,756
98	Weighted Average Loan Rate	5.54%	5.60%
99	Average Remaining Term	55.0	53.1
100	Average Original Term	60.3	60.7
101	Monthly Prepayment Rate		0.81%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables	25	861,197.94
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		221,662.89

105	Net Principal Losses for Current Collection Period	25	639,535.05

106	Beginning Net Principal Losses	32	667,250.03
107	Net Principal Losses for Current Collection Period	25	639,535.05

108	Cumulative Net Principal Losses	57	1,306,785.08

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		0.12%
110	Reduction Trigger met? October 2009 payment date Cumulative Net Loss Ratio <.60% or April 2010 payment date Cumulative Net Loss Ratio <1.00%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	99.31%	64,330	989,494,214.51
112	31 - 60 Days Delinquent	0.61%	392	6,098,979.00
113	61 - 90 Days Delinquent	0.08%	34	777,158.63

114	Total	100.00%	64,756	996,370,352.14

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	—
116	Swap Replacements Proceeds	—

117	Total Receipts	—

Payments
118	Net Swap Payment Class A-4 Notes	154,175.97

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month